Investments (Net Investment Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 939,282	$ 577,152	$ 387,240
Less: investment expenses	(55,281)	(26,917)	(19,890)
Net investment income	884,001	550,235	367,350
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	8,226	530	410
Commercial mortgage and other loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	119,358	63,548	50,534
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	21,189	69,602	70,363
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	101,289	104,375	36,684
Short-term investments and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	44,182	712	3,219
Available-for-sale | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	589,248	299,607	224,262
Trading | Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 55,790	$ 38,778	$ 1,768